ROYALTY, STREAM, AND OTHER INTERESTS (Tables)	12 Months Ended
May 31, 2020
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Schedule of detailed information about royalty interests and deferred acquisition costs
	Producing	Development	Exploration
Royalty and stream on:	assets	assets	assets	Total
As at May 31, 2018	$5,813,465	$10,156,817	$1,060,681	$17,030,963
Alamos acquisition	—	9,784,221	176,000	9,960,221
ValGold acquisition	—	8,067,299	150,001	8,217,300
Santa Gertrudis acquisiton	—	15,108,224	—	15,108,224
Cap-Oeste Sur East (COSE) acquisition	—	2,093,218	—	2,093,218
Fifteen Mile Stream (FMS) acquisition	—	5,691,629	—	5,691,629
Other additions	—	351,818	107,998	459,816
Depletion	(2,415,942)	—	—	(2,415,942)
Recoveries	—	(105,273)		(105,273)
Currency translation adjustments	220,227	—	—	220,227
As at May 31, 2019	3,617,750	51,147,953	1,494,680	56,260,383
Alamos royalty portfolio acquisition	—	67,455	18,888	86,343
Fifteen Mile Stream (FMS) acquisition	—	530,067	—	530,067
NuevaUnión acquisition	—	1,381,733	—	1,381,733
Idaho Resources Corp. acquisition	—	—	5,761,852	5,761,852
Other additions	—	88,702	27,972	116,674
Depletion	(911,427)	—	—	(911,427)
Recoveries	—	—	(150,000)	(150,000)
Reclassification (Joaquin and COSE)	8,399,942	(8,399,942)	—	—
Currency translation adjustments	(399,420)	—	(105,625)	(505,045)
As at May 31, 2020	$10,706,845	$44,815,968	$7,047,767	$62,570,580

Historical costs	$17,724,052	$44,815,968	$7,047,767	$69,587,787
Accumulated depletion	$(7,017,207)	$—	$—	$(7,017,207)

*Note: For transactions prior to the reporting period, please refer to the Company's past audited financial statements on SEDAR at www.sedar.com.

IRC acquisition
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Schedule of detailed information about purchase price allocation for acquisition
Considerations paid:
Cash paid	$2,800,800
Common shares issued	2,749,831
Acquisition costs	236,025
5,786,656
Net asset acquired
Cash	$804
Marketable securities	24,000
IRC NSR interests	5,761,852
$5,786,656

ValGold acquisitions
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Schedule of detailed information about purchase price allocation for acquisition
Considerations paid:
Common shares issued	$7,631,342
Reserve for ValGold share purchase warrants	801,345
Acquisition costs	167,157
8,599,844
Net asset acquired:
Cash	$588,533
Trade receivables and other	39,673
ValGold royalty interests	8,217,300
Trade and other payables	(245,662)
$8,599,844